Pomona Investment Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Geographic	Acquisition
Private Equity Investments (96.02%)(a)	Region(b)	Date	Cost(c)	Fair Value
Direct Investments/Co-Investments (1.62%)
Blue Owl GP Stakes Nimbus Cayman (B) LP⁽ᶠ⁾⁽ᵍ⁾	North America	09/10/2021	$3,461,645	$9,804,910
Blue Owl GP Stakes Nimbus U.S. (A) LLC⁽ᵍ⁾	North America	09/10/2021	4,843,086	2,621,514
BSV Opportunities B, FCRE⁽ᵈ⁾⁽ᶠ⁾	Europe	12/16/2021	8,973,302	6,265,070
Investcorp Aspen Offshore Fund, L.P.⁽ᵈ⁾	Rest of World	07/01/2019	3,990,814	11,046,858
Roark Capital Partners II Sidecar LP⁽ᵈ⁾⁽ᶠ⁾	North America	10/18/2018	930,905	1,786,682

Total Direct Investments/Co-Investments			22,199,752	31,525,034

Primary Investments (3.94%)
ABS Capital Partners IX, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/25/2024	969,788	1,026,324
Accel-KKR Capital Partners VII LP⁽ᵈ⁾⁽ᶠ⁾	North America	12/16/2022	111,805	(131,623)
Accel-KKR Growth Capital Partners IV LP⁽ᵈ⁾⁽ᶠ⁾	North America	12/17/2021	1,258,750	1,345,718
Apax XI USD L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	10/19/2023	2,412,085	2,603,637
Blue Owl GP Stakes V Offshore Investors LP⁽ᶠ⁾⁽ᵍ⁾	North America	09/20/2021	5,775,343	5,102,311
BPEA EQT Mid-Market Growth Partnership, SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Rest of World	06/07/2023	293,521	339,051
Clearlake Capital Partners VII (USTE), L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/17/2021	3,579,038	4,144,471
Genstar Capital Partners XI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	04/26/2023	946,328	1,046,142
Green Equity Investors Side IX, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/01/2022	2,639,216	3,024,683
Halifax Capital Partners V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2023	827,394	1,229,823
Hellman & Friedman Capital Partners IX (Parallel), L.P.⁽ᶠ⁾	North America	09/28/2018	1,956,003	3,273,095
Hellman & Friedman Capital Partners X (Parallel), L.P.⁽ᶠ⁾	North America	05/10/2021	4,221,087	4,826,437
Hellman & Friedman Capital Partners XI (Parallel), L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/16/2022	-	(8,067)
HighVista Private Equity VIII (Offshore), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	04/11/2019	2,320,067	3,159,841
Norwest Mezzanine Partners V-A, LP⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2023	2,874,651	2,881,295
Roark Capital Partners V (TE) LP⁽ᶠ⁾	North America	04/30/2018	4,489,415	7,228,854
Roark Capital Partners VI (TE) LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	01/28/2022	2,514,998	3,843,269
Solamere Series IV Leaders Fund, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	11/29/2024	1,872,106	1,813,582
TA XIV-B, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	05/27/2021	4,671,971	5,288,648
TA XV-B, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/27/2023	900,000	850,085
The Veritas Capital Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/10/2019	2,867,128	4,090,546
The Veritas Capital Fund VIII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/16/2022	6,406,092	8,000,972
Thoma Bravo Explore Fund II-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	02/03/2022	1,311,644	1,320,701
Thoma Bravo Fund XV-A, L.P.⁽ᶠ⁾	North America	02/03/2022	4,165,376	5,622,036
Triton Fund 6 SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	10/11/2024	-	(82,066)
Vector Capital VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	02/26/2025	2,339,405	2,489,858
Vista Equity Partners Fund VIII-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	04/27/2022	1,815,314	2,235,510

Total Primary Investments			63,538,525	76,565,133

Early Secondary Investments (5.54%)
Aerospace, Transportation and Logistics Fund II LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2019	2,156,629	3,069,533
Avista Healthcare Partners (Offshore) I, L.P.⁽ᶠ⁾	North America	12/01/2017	311,266	130,460
Gryphon Odin CV-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/05/2024	1,744,335	2,494,584
Gryphon Partners IV, L.P.⁽ᶠ⁾	North America	06/08/2016	2,509,776	3,327,493
Gryphon Partners VI-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/17/2021	8,825,228	8,086,683
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/26/2021	4,575,000	6,129,868
Ironsides Offshore Direct Investment Fund V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	2,199,576	3,646,399
L Catterton IX, L.P.⁽ᶠ⁾	North America	03/09/2021	6,518,929	7,365,910
Merit Mezzanine Fund VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/02/2018	1,926,586	1,749,021
NB Credit Opportunities II Cayman Feeder LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	13,322,215	16,151,304
OceanSound Partners Fund, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	01/31/2022	6,437,215	10,278,050
OceanSound SMX Rollover AIV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/26/2024	2,643,883	4,177,010
Providence Equity Partners IX-A S.C.Sp.⁽ᶠ⁾⁽ᵍ⁾	North America	10/05/2023	4,380,493	4,997,850
Sorenson Capital Partners IV-B, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	01/11/2022	6,153,404	7,866,465
Valeas Capital Partners Fund I-A LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	14,813,578	25,400,361
VSS Structured Capital Parallel III, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	01/26/2018	2,966,546	2,675,879

Total Early Secondary Investments			81,484,659	107,546,870

Secondary Investments (84.91%)
A10 USD (Feeder) L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	763,399	1,207,758
A9 EUR (Feeder) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	10/19/2023	8,681,979	9,682,603
A9 USD (Feeder) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	10/19/2023	3,105,399	3,007,436
ABRY Partners IX, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	2,004,612	2,657,206
ABRY Senior Equity V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,525,444	2,012,302
ABS Capital Partners VII Offshore, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/01/2023	2,114,447	3,141,040
ABS Capital Partners VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	10/01/2023	5,432,484	8,080,294
Accel-KKR Capital Partners CV III, LP⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2021	3,818,820	5,012,936

	Geographic	Acquisition
Private Equity Investments (96.02%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (84.91%) (Continued)
Actis Energy 5 LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2023	$513,725	$521,346
Advent International GPE VI-A Limited Partnership⁽ᵈ⁾⁽ᵍ⁾	Europe	03/31/2021	41,815	132,729
Advent International GPE VII-B Limited Partnership⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	1,576,936	279,754
Advent International GPE VIII-B-2 Limited Partnership⁽ᵈ⁾⁽ᵍ⁾	North America	03/31/2022	2,298,599	1,652,901
Advent International GPE VIII-C Limited Partnership⁽ᵈ⁾⁽ᵍ⁾	Europe	12/31/2019	1,190,797	1,223,980
AEA EXC CF LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	08/12/2022	12,142,213	13,584,307
Alpha Private Equity Fund 7 (SCA) SICAR⁽ᵈ⁾⁽ᵍ⁾	Europe	06/28/2024	21,805,990	25,309,359
American Industrial Partners Fund IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/28/2024	15,680	268,140
American Securities Partners VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	3,777,692	3,415,378
American Securities Partners VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	25,908,305	23,159,421
AP VIII Private Investors Offshore (USD), L.P.⁽ᵈ⁾⁽ᶠ⁾	Europe	06/30/2017	155,272	16,416
AP VIII Private Investors, LLC⁽ᵈ⁾⁽ᶠ⁾	Europe	06/28/2019	1,755,711	325,378
Apax Europe VI - A, L.P.⁽ᵈ⁾⁽ᶠ⁾	Europe	12/30/2016	418,681	135,658
Apax Europe VII - B, L.P.⁽ᵈ⁾⁽ᶠ⁾	Europe	03/31/2021	20,004	35,876
Apax IX USD L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	10/19/2023	13,528,502	13,127,387
Apollo Investment Fund VI, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2018	207,218	63,454
Archer Capital Trust 5B⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Rest of World	03/28/2024	654,378	235,246
Artiman Ventures III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2021	547,290	302,039
Astorg Normec Fund⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	09/24/2024	583,596	808,307
Astorg VI SLP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2022	3,206,778	1,982,293
Astorg VII SLP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2022	3,498,837	7,499,610
Atlas Capital Resources LP⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2021	1,197,510	241,267
Audax Mezzanine Fund III, L.P.⁽ᵈ⁾	North America	09/30/2016	1,393,782	542,172
Audax Private Equity Aspen CF, L.P.⁽ᵈ⁾	North America	03/24/2022	7,370,000	8,213,798
Audax Private Equity Fund III, L.P.⁽ᵈ⁾	North America	09/30/2015	2,308,026	91,375
Audax Private Equity Fund, L.P.⁽ᵈ⁾	North America	12/31/2018	2,154	1,498
Aurora Equity Partners V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2024	1,626,607	2,043,464
Bain Capital Asia Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Rest of World	12/31/2019	1,514,522	903,155
Bain Capital Asia Fund III, L.P.⁽ᶠ⁾⁽ᵍ⁾	Rest of World	06/30/2023	2,297,628	3,562,849
Bain Capital Distressed and Special Situations 2013 (E), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	-	17,796
Bain Capital Empire Holdings, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/21/2022	17,016,423	17,605,791
Bain Capital Europe Fund III, L.P.⁽ᵈ⁾⁽ᵍ⁾	Europe	12/30/2016	963,529	6,895
Bain Capital Europe Fund V, SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/28/2024	1,506,367	2,338,677
Bain Capital Fund VII, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/29/2017	5,488,774	3,068,246
Bain Capital Fund X, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2015	6,402,017	3,974,041
Bain Capital Fund XI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	1,662,496	1,784,836
Bain Capital Fund XII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	794,910	1,090,756
Bain Capital VII Coinvestment Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/29/2017	49,422	39,283
Barley (No.1) Limited Partnership⁽ᵈ⁾⁽ᶠ⁾	Europe	04/25/2024	648,686	668,700
BC Asia III Private Investors, L.P.⁽ᶠ⁾⁽ᵍ⁾	Rest of World	06/30/2020	80,722	1,835,137
BC Europe IV Private Investors, L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2020	568,361	638,341
BC European Capital IX-8 LP⁽ᶠ⁾	Europe	12/31/2020	1,394,904	850,413
BC European Capital X-2 LP⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	13,037,887	13,320,745
BC European Capital X-7 LP⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	1,003,314	1,021,309
BC Life Sciences Private Investors, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2020	166,905	756,273
BC Partners XI GD - 2 LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	11,994,719	15,195,981
BC XI Private Investor, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/10/2020	825,557	1,070,632
BC XII Private Investors, L.P.⁽ᶠ⁾	North America	04/10/2020	1,411,869	3,644,873
BCP V-S L.P.⁽ᵈ⁾	North America	09/29/2017	47,896	(3)
Berkshire Fund IX, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/03/2021	5,511,109	6,999,046
Berkshire Fund VI, Limited Partnership⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	4,980,669	1,664,584
Berkshire Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	1,216,662	592,549
Berkshire Fund VIII (IND), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/03/2021	6,034,281	1,529,004
Blackstone Capital Partners V L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	445,286	5,395
Blackstone Capital Partners VII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	397,870	521,518
Blackstone Capital Partners VIII (Lux), SCSp⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	404,311	491,500
Blue Owl GP Stakes US Investors LP⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	1,288,815	1,338,517
Bowmark Capital Partners V, L.P.⁽ᵈ⁾⁽ᵍ⁾	Europe	06/30/2023	347,940	-
BPEA Private Equity Fund VI, L.P.1⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Rest of World	06/30/2023	4,128,016	2,242,583
Brentwood Associates Private Equity V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/29/2023	4,385,302	5,398,932
Bridgepoint Europe IV 'A' L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	632,194	597,521
Bridgepoint Europe IV 'E' L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2021	75,509	139,445
Bridgepoint Europe Portfolio IV LP⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	401,051	392,884
Camden Partners Strategic Fund VI, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/31/2024	1,108,891	3,644,827
Capvis Equity IV L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/28/2024	5,536,521	6,629,971
Capvis Equity V L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/28/2024	16,575,344	19,763,467

	Geographic	Acquisition
Private Equity Investments (96.02%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (84.91%) (Continued)
Carlyle Credit Opportunities Fund (Parallel), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2023	$1,102,184	$1,427,620
Carlyle Europe Partners IV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2025	11,647,555	14,156,334
Carlyle Europe Partners V - EU, S.C.Sp.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	18,203,502	22,990,032
Carlyle Partners V, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	53,331	51,021
Carlyle Partners VII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	54,568,690	61,839,302
Carlyle Partners VIII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	4,577,304	5,321,568
Carlyle US Equity Opportunity Fund II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2022	1,294,729	1,263,514
CB Offshore CF I, Limited Partnership⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/11/2024	3,475,193	6,951,420
CCP Climb LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	05/03/2023	17,693,434	26,189,254
CCP Strider LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	10/10/2022	15,545,080	23,714,429
CD&R Value Building Partners I, L.P.⁽ᵍ⁾	Europe	12/02/2021	9,672,182	12,648,796
CDRF8 Private Investors, LLC⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2017	229,064	5,221
Centerbridge Seaport Acquisition Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/27/2022	9,147,866	11,002,376
Cerberus Institutional Partners, L.P. - Series Four⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2016	705,459	42,848
Charlesbank Equity Fund VIII, Limited Partnership⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	3,674,808	4,391,886
Charterhouse Capital Partners IX⁽ᵈ⁾⁽ᵍ⁾	Europe	12/31/2021	-	23,900
CHP III, L.P.⁽ᵈ⁾	North America	09/29/2017	215,716	33,501
CI Capital Investors III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	19,710,445	25,010,871
Clayton, Dubilier & Rice Fund IX, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2022	4,246,965	2,874,489
Clayton, Dubilier & Rice Fund X, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	638,710	831,489
Clearlake Capital Partners III, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2022	126,092	165,895
Clearlake Capital Partners IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	2,362,246	1,994,432
Clearlake Capital Partners VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2022	2,108,640	2,271,430
Clearlake Opportunities Partners (P-Offshore), L.P.⁽ᶠ⁾	North America	12/31/2019	654,760	702,068
Coller International Partners VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	318,530	134,102
Comvest Capital II International (Cayman), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2018	151,461	42,972
Comvest Capital III International (Cayman), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2018	1,611,792	227,238
Corsair IV Financial Services Capital Partners, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2024	1,810,352	2,444,096
Corsair V Financial Services Capital Partners, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2024	2,026,214	2,704,116
Court Square Capital Partners (Offshore) III, L.P.⁽ᶠ⁾	North America	12/31/2020	648,214	591,722
CP VII Investors, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2025	6,676,059	7,639,227
Crestview Partners II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	752,695	877,043
CVC Capital Partners VI (A) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/29/2023	3,150,443	3,585,925
CVC Capital Partners VI (B) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/30/2022	11,889,702	12,109,855
CVC Capital Partners VII (A) L.P.⁽ᶠ⁾⁽ᵍ⁾	Europe	08/18/2022	2,515,794	3,915,010
CVC European Equity Partners V (A) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/30/2022	212,127	238,458
CVC European Equity Partners V (C) L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2023	235,566	265,293
DCM V, L.P.⁽ᵈ⁾	Rest of World	06/30/2015	1,167,369	10,426
DCM VI, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2015	1,582,190	192,821
Endless Fund IV A LP⁽ᶠ⁾⁽ᵍ⁾	Europe	06/28/2024	4,355,278	3,662,247
EQT IX (No.2) EUR SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	1,212,758	2,061,149
EQT VII (No.1) Limited Partnership⁽ᵈ⁾⁽ᶠ⁾	Europe	12/31/2020	825,659	761,530
EQT VIII (No.1) SCSp⁽ᵈ⁾⁽ᶠ⁾	Europe	12/31/2020	1,138,512	1,342,068
EQT VIII (No.2) SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	864,711	1,175,768
Equistone Partners Europe Fund IV "E" L.P.⁽ᵍ⁾	Europe	12/31/2021	447,075	149,333
Eurazeo Capital Secondary Fund 2025 SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	05/02/2025	74,870,051	96,344,168
Fifth Cinven Fund (No.3) Limited Partnership⁽ᵈ⁾	Europe	12/31/2021	2,369,386	2,254,442
Five Arrows Florence Continuation Fund SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	05/05/2022	8,412,875	10,643,441
Francisco Partners II, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2018	112,071	5,526
Frontenac XI Private Capital (M) Limited Partnership⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	07/24/2023	4,342,764	6,012,239
FS Equity Partners CV1, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/12/2025	15,307,982	15,307,982
FSN Capital IV L.P.⁽ᵈ⁾⁽ᶠ⁾	Europe	12/31/2019	127,408	41,023
General Atlantic Investment Partners 2013, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	1,861,231	1,775,576
Genstar Capital Partners VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	1,320,973	276,439
Genstar Capital Partners VIII BL (EU), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2020	1,504,513	2,694,384
Genstar VIII Opportunities Fund I (EU), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2020	1,042,842	1,595,259
Great Hill Equity Partners IV, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/28/2024	1,440,901	1,447,553
Green Equity Investors CF II, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	11/30/2021	1,185,423	1,922,802
Green Equity Investors CF IV J, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/17/2025	2,081,072	2,081,072
Green Equity Investors CF IV-A, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/17/2025	2,803,872	2,803,872
Green Equity Investors CF, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/26/2021	3,369,690	2,472,309
Green Equity Investors Side VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2021	2,406,689	1,684,449
Green Equity Investors V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	3,144,333	10,362
Green Equity Investors VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2022	1,791,587	1,260,262

	Geographic	Acquisition
Private Equity Investments (96.02%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (84.91%) (Continued)
Green Equity Investors VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	$698,872	$707,248
Green Equity Investors VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	821,638	1,335,183
Gridiron Capital Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	1,889,628	621,960
Gridiron Energy Feeder I, L.P.⁽ᶠ⁾	North America	05/10/2017	1,319,512	3,309,184
Gryphon Co-Invest Fund IV, L.P.⁽ᶠ⁾	North America	12/31/2020	294,786	162,136
Gryphon Heritage Partners, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	5,058,496	5,291,403
Gryphon Mezzanine Partners II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	12,606,052	14,207,599
Gryphon Mezzanine Partners, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	1,506,034	1,619,490
Gryphon Odin CV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/05/2024	4,069,707	5,819,606
Gryphon Partners 3.5, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2020	163,282	15,768
Gryphon Partners IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2020	9,800,185	9,555,025
Gryphon Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	18,007,292	21,623,343
Gryphon Partners V-A, L.P.⁽ᶠ⁾	North America	12/31/2020	2,076,948	2,485,001
Gryphon Partners VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	19,200,897	19,110,130
GS Capital Partners VI Parallel, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	16,951	14,675
GSO Capital Opportunities Overseas Fund L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2015	261,086	64,928
GSO Private Investors Offshore II, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2017	203,075	36,619
H&F Arrow 2, L.P.⁽ᵈ⁾	North America	08/28/2020	1,234,810	3,336,618
H&F Clyde 2, L.P.⁽ᵈ⁾	North America	02/16/2024	1,736,074	2,094,308
H&F Executives IX, L.P.⁽ᶠ⁾	North America	09/30/2020	2,366,506	4,144,155
H&F Executives VIII, L.P.⁽ᶠ⁾	North America	09/30/2020	1,509,157	2,975,840
H.I.G. Advantage Buyout Fund, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/28/2024	18,845,647	22,493,319
H.I.G. Bayside Debt & LBO Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	656,010	714,463
H.I.G. Capital Partners IV, L.P.⁽ᵈ⁾	North America	12/31/2018	1,701,384	171,005
H.I.G. Capital Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	5,346,251	4,086,916
H.I.G. Growth Buyouts & Equity Fund II, L.P.⁽ᵍ⁾	North America	06/28/2024	2,210,867	2,219,066
Halifax Capital Partners IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	9,039,884	12,246,122
Hamilton Lane-Carpenters Partnership Fund IV L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	12,643,162	13,451,498
Hamilton Lane-Carpenters Partnership Fund V L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	7,298,086	9,148,679
Harvest Partners Structured Capital Fund II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	22,471,843	29,534,779
Harvest Partners Structured Capital Fund III, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	15,926,065	19,737,219
Harvest Partners Structured Capital Fund, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2022	10,019,778	5,760,134
HCI Equity Partners EV I, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/09/2024	1,154,353	1,299,384
HCI Equity Partners IV, L.P.⁽ᵍ⁾	North America	03/28/2024	1,856,404	927,291
Heartwood Partners II, LP⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2024	2,431,239	1,982,096
Hellman & Friedman Capital Partners VII (Parallel), L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/28/2019	7,713,928	438,835
Hellman & Friedman Capital Partners VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2021	763,530	610,716
HFCP VII (Parallel-A), L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/30/2021	913,751	152,322
Hg Genesis 7 C L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/31/2023	475,927	547,633
Hg Genesis 7 E L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2023	791,017	779,901
Hildred Perennial Partners I, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	11/22/2023	22,833,984	34,761,567
HPE Continuation Fund I C.V.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	05/27/2021	3,486,120	4,572,763
Icon Partners II, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	03/27/2021	184,439	295,518
Icon Partners III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/19/2021	3,917,088	4,114
Insight Equity I LP⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2018	157,636	69,607
Insight Equity II LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	1,821,823	973,589
Insight Partners Continuation Fund (Cayman), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2024	5,450,520	6,574,212
Insight Partners Continuation Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	08/14/2019	6,331,007	10,763,966
Insight Venture Partners (Cayman) IX, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	1,377,622	1,880,676
Insight Venture Partners (Cayman) VIII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	1,281,697	1,993,825
Insight Venture Partners (Cayman) X, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	2,822,619	4,409,541
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	293,756	267,871
Insight Venture Partners Coinvestment Fund II, L.P.⁽ᵍ⁾	North America	06/30/2015	560,617	965,501
Insight Venture Partners Coinvestment Fund III, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	118,917	134,293
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	620,176	587,809
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2019	38,951	38,954
Insight Venture Partners IX, L.P.⁽ᵍ⁾	North America	09/30/2019	35,160	48,973
Insight Venture Partners VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	1,612,660	1,779,789
Insight Venture Partners VIII (Co-Investors), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	161,077	239,736
Insight Venture Partners VIII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2015	2,024,605	3,036,671
JLL Partners Fund VII Secondary (A), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/15/2025	17,465,468	19,406,076
Kelso Investment Associates IX, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	1,224,859	1,867,593
Kelso Investment Associates VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	629,587	39,220
KKR Americas Fund XII L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2021	3,709,678	4,665,843
KKR Asian Fund II TE Blocker L.P.⁽ᵍ⁾	Rest of World	12/31/2024	1,358,015	1,123,885
KKR European Fund V (USD) SCSp⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	853,652	980,719

	Geographic	Acquisition
Private Equity Investments (96.02%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (84.91%) (Continued)
KKR North America Fund XI L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	$3,614,853	$4,714,291
Lee Equity Partners Fund II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	7,624,674	3,580,841
Lightspeed Venture Partners IX, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/31/2020	2,036,069	3,125,089
Lion/Simba Investors, L.P.⁽ᶠ⁾	Europe	12/22/2020	933,149	3,353,625
Littlejohn Fund IV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2015	1,735,242	105,619
Littlejohn Fund V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/29/2023	8,303,542	11,355,724
Lovell Minnick Equity Partners III LP⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2021	777,423	191,442
Madison Dearborn Capital Partners VI⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2021	193,609	2,121
Madison Dearborn Capital Partners VII⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	5,508,471	5,902,946
Madison Dearborn Capital Partners VIII-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,649,113	2,338,737
Marlin Equity III, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/30/2021	29,533	37,688
MDCP Insurance SPV, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	05/09/2023	2,009,591	3,231,506
Mid Europa Fund V LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	432,605	771,758
Montagu+ SCSp⁽ᶠ⁾⁽ᵍ⁾	Europe	11/10/2021	7,830,762	17,755,182
Montreux Equity Partners IV, L.P.⁽ᵈ⁾	North America	09/29/2017	339,516	43,452
MPE Partners II, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/28/2019	5,264	1,917,800
Nautic Partners VI-A, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	25,903	5,142
NB SPV, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	08/27/2021	5,000,000	5,354,694
New Capital Partners Private Equity Fund II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	1,118,165	470,160
New Enterprise Associates 12, Limited Partnership⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	88,504	13,369
New Mountain Partners III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	1,040,174	90,532
New Mountain Partners IV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2023	1,265,895	992,536
New Mountain Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2023	2,445,672	3,206,932
New Mountain SRC Rollover Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	04/07/2025	1,543,867	1,543,867
NewView Capital Fund I, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	10/31/2018	3,341,687	4,919,516
Njord SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/05/2025	856,750	810,938
North Bridge Growth Equity II, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/31/2020	7,600,706	5,955,776
Norwest Mezzanine Partners III, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2023	1,563,526	1,302,240
Norwest Mezzanine Partners IV⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2023	27,488,118	44,193,467
Oak Investment Partners XII, Limited Partnership	North America	03/29/2019	166,027	-
Oaktree Opportunities Fund IX (Cayman), L.P.⁽ᵍ⁾	North America	12/31/2021	431,619	1,516,296
Oaktree Opportunities Fund VIII (Cayman) Ltd.⁽ᵍ⁾	North America	12/31/2021	1,436	2,956
Oaktree Private Investment Fund 2010, L.P.⁽ᶠ⁾	North America	06/30/2015	45,196	17,129
Odyssey Investment Partners Fund V, LP⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	3,904,427	1,543,607
OEP VI Feeder (Cayman), L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2024	3,504,669	4,116,242
Onex Partners IV LP⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	2,372,080	2,358,892
PA Middle Market Fund, LP⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2024	45,335,459	53,121,793
PAI Strategic Partnerships SCSp⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	03/28/2024	20,999,625	25,637,121
Paladin III (HR), L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	15,536	86,550
Pamlico Capital III Continuation Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	01/27/2023	7,695,962	13,236,353
Parthenon Investors III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2018	512,940	610,993
Pegasus WSJLL Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/13/2021	8,779,193	10,075,336
PEP VIII Antares Co-Investment L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	03/28/2024	9,158,173	9,748,278
Permira IV Feeder L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	04/23/2020	3,977,859	8,964,777
Platinum Equity Capital Partners II⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	269,249	41,637
PRO SPV, LP⁽ᵈ⁾⁽ᵍ⁾	North America	08/27/2021	6,474,456	3,591,803
Providence Equity Partners (Unity) S.C.SP.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	05/31/2024	972,958	2,423,489
Providence Equity Partners VI L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2016	3,459,400	77,251
Providence Equity Partners VII L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	4,471,367	3,354,613
Providence Equity Partners VII-A L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2023	12,682,651	9,611,354
Providence Equity Partners VIII L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	12,435,988	16,677,607
PT2-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/16/2021	6,414,863	8,842,708
PTEV-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/30/2021	4,285,377	4,940,464
RC III CKE LLC⁽ᵍ⁾	North America	06/30/2023	3,260,872	5,304,268
RCF V Annex Fund L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2021	2,137	-
Resource Capital Fund V L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/30/2021	14,852	54,508
Roark Capital Partners CF LP⁽ᶠ⁾⁽ᵍ⁾	North America	05/11/2022	5,536,259	8,893,925
Roark Capital Partners CF RI LP⁽ᶠ⁾	North America	08/26/2022	475,718	990,388
Roark Capital Partners II LP⁽ᶠ⁾	North America	06/29/2018	783,059	-
Roark Capital Partners III LP⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2018	12,204,159	13,805,784
Roark Capital Partners IV LP⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2018	24,178,834	31,568,901
Roark Capital Partners V (T) LP⁽ᶠ⁾⁽ᵍ⁾	North America	12/29/2023	4,077,194	4,773,812
Samson Brunello 1, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/28/2024	551,380	850,035
Samson Brunello 2, L.P.⁽ᵈ⁾	Europe	02/19/2021	889,789	2,395,995

	Geographic	Acquisition
Private Equity Investments (96.02%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (84.91%) (Continued)
Samson Hockey 2, L.P.⁽ᵈ⁾	North America	12/23/2020	$904,194	$1,928,410
Samson Shield 1, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/28/2024	606,843	1,119,087
Samson Shield 2, L.P.⁽ᵈ⁾	Europe	12/23/2020	4,009,934	5,966,489
Saw Mill Capital Partners, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	558,675	6,146
Seidler Equity Partners IV, L.P.⁽ᶠ⁾	North America	06/30/2021	2,036,010	1,003,055
Silver Lake Partners III, L.P.⁽ᶠ⁾	North America	12/31/2018	887,763	125,604
Silver Lake Partners V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2020	1,755,055	2,426,314
Sixth Cinven Fund (No. 2) Limited Partnership⁽ᶠ⁾	Europe	12/30/2022	1,037,331	1,367,353
Sixth Cinven Fund (No. 4) Limited Partnership⁽ᶠ⁾	Europe	06/28/2019	982,278	1,820,205
Sixth Street Opportunities Partners III (B), L.P.⁽ᶠ⁾	North America	06/30/2015	19,439	15,980
SL SPV-2, L.P.	North America	02/14/2019	322,809	726,871
Sorenson Capital Partners III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	14,695,859	16,820,999
Sterling Capital Partners IV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	961,375	361,496
Summit Partners Growth Equity Fund VIII-B, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2021	797,205	371,273
Summit Partners Private Equity Fund VII-A, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/31/2018	495,237	191,469
Sun Capital Partners IV, LP⁽ᵈ⁾	North America	12/31/2018	243,191	62,296
Sun Capital Partners V, L.P.⁽ᵍ⁾	North America	12/31/2018	467,090	57,633
SunTx Capital Partners II, L.P.⁽ᵈ⁾	North America	12/31/2019	939,635	5,379,674
TA Atlantic and Pacific VI L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	03/31/2021	20,352	31,361
TA XI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	177,391	324,458
TA XII-A, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	3,467,528	4,149,203
Tennenbaum Opportunities Fund V, LLC⁽ᵈ⁾	North America	09/29/2017	86,179	21,102
The Resolute III Continuation Fund, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/20/2024	23,313,983	25,343,234
The Veritas Capital Fund V, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2019	15,648,066	5,986,345
The Veritas Capital Fund VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/31/2022	13,353,626	4,749,627
Thoma Bravo Fund XII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	4,155,654	3,370,264
Thomas H. Lee Equity Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	199,059	362,268
Thomas H. Lee Equity Fund VIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	458,272	588,613
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	06/29/2018	2,118,341	1,773,859
TowerBrook Investors III, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/31/2019	267,492	17,113
TPF II-A, LP⁽ᵈ⁾⁽ᶠ⁾	North America	12/31/2019	21,751	11,138
TPG Asia VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	Rest of World	03/28/2024	3,801,977	4,284,150
TPG Growth III (A), L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	12/31/2019	1,995,337	1,604,193
TPG Partners VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/29/2017	1,469,757	135,916
TPG Partners VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	598,618	601,338
TPG Partners VIII, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	1,611,633	3,304,593
Trident VI, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2023	4,135,283	3,358,130
Trinity Ventures 2024, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	12/20/2024	4,594,098	6,357,068
Triton Fund IV L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	06/30/2023	16,633,634	32,392,468
Vector Capital V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	02/25/2025	24,391,588	30,288,290
Verdane Capital IX AB⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	Europe	12/31/2024	1,291,191	1,661,652
Vista Equity Partners Fund V, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2018	10,470,489	8,593,309
Vista Equity Partners Fund VI, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	725,330	1,096,324
Vista Equity Partners Fund VII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	411,868	940,659
Vista Equity Partners Hubble, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	02/13/2025	29,935,912	31,201,590
Warburg Pincus Global Growth, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/30/2022	4,646,824	8,334,286
Warburg Pincus Private Equity XI, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	12/31/2021	4,019,501	3,770,370
Warburg Pincus Private Equity XI-B, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	03/31/2022	2,894,762	2,179,723
Warburg Pincus Private Equity XII, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	06/30/2022	6,074,706	5,540,317
Warburg Pincus Private Equity XII-B, L.P.⁽ᵈ⁾⁽ᵍ⁾	North America	03/31/2022	5,126,076	3,185,890
WCAS XIII, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	03/28/2024	334,352	522,725
Webster Equity Partners Bristol CF, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	10/15/2021	9,356,895	12,783,805
Wind Point Partners AAV, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	06/29/2021	947,743	432,241
Wind Point Partners VII-B, L.P.⁽ᵈ⁾⁽ᶠ⁾	North America	09/29/2017	473,866	129,498
WP AUSA, L.P.⁽ᵈ⁾⁽ᶠ⁾⁽ᵍ⁾	North America	07/22/2019	4,992,000	9,936,162
ZMC II, L.P.⁽ᶠ⁾⁽ᵍ⁾	North America	09/30/2024	1,042,467	-

Total Secondary Investments			1,443,479,997	1,647,977,251

Total Private Equity Investments			$1,610,702,933	$1,863,614,288

Short-Term Investments (6.56%)	Fair Value
Money Market Funds (6.56%)
Fidelity Government Portfolio, Class I, 4.19%(e)	125,445,833
JPMorgan US Government Money Market Fund, 4.06%(e)	1,887,595

Total Money Market Funds	127,333,428

Total Short-Term Investments (Cost $127,333,428)	$127,333,428

Total Investments (102.59%) (Cost $1,738,036,361)	$1,990,947,716

Liabilities in Excess of Other Assets (-2.59%)	(49,991,952)
Net Assets (100.00%)	$1,940,955,764

Open Foreign Currency Forward Contracts

Settlement Date	Counterparty	Buy	Sell	Unrealized Appreciation (Depreciation)
9/30/2025	Lloyds Bank plc.	$322,149,163	€275,496,573	$(3,172,566)

Total Foreign Currency Forward Contracts				$(3,172,566)

(a)	The Private Equity Investments above pursue strategies including buyout, growth equity, mezzanine, and other private market strategies. Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2025 was $1,610,702,933 and $1,863,614,288, respectively. The total fair value as a percentage of net assets of Private Equity investments that are restricted securities is 96.02%.
(b)	In the case of Private Equity Investments, geographic region generally refers to the location of the principal operations of the underlying investment.
(c)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.
(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of June 30, 2025.
(f)	For the identified investments, the Fund has committed capital but the investment has not been fully funded as of June 30, 2025.
(g)	All or a portion of these assets are held by Pomona Investment Fund LLC, a wholly-owned subsidiary of the Fund, and are indirectly pledged as collateral in connection with the Fund’s revolving credit agreement.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Early secondary investments, or early secondaries, refer to secondary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments

The Fund follows the provisions of Fair Value Measurement set forth in ASC 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the Valuation Designee (the “Valuation Designee”) for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with Rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The Fund uses the net asset value (“NAV”) reported by the investment manager of a Private Equity Investment as a practical expedient to determine fair value. If the Valuation Designee determines that the most recent NAV does not represent fair value, if no NAV is reported, or if the NAV is not provided as of the relevant valuation date, a fair value determination is made in accordance with the Valuation Procedures. This may include adjusting the previous NAV with other relevant information available at the time, such as capital activity, market conditions, the application of a Market Adjustment Factor (“MAF”), and events occurring between the investment manager’s valuation date and the Fund’s valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

•	Discounted cash flow analysis, including a terminal value or exit multiple.

•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

•	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Foreign Currency Forward Contracts

The Fund may enter into foreign currency forward contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The inherent risks associated with foreign currency forward contracts are the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the three months ended June 30, 2025, the Fund entered into one short foreign currency forward contract. The Fund had $(16,984,934) in net realized depreciation and $(3,172,566) change in net unrealized depreciation on foreign currency forward contract. The outstanding foreign currency forward contract amounts at June 30, 2025, listed in the schedule of investments, are representative of contract amounts during the period.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Funds	$127,333,428	$–	$–	$127,333,428
Total Investments in Securities	$127,333,428	$–	$–	$127,333,428
Other Investments – Liabilities*
Foreign Currency Forward Contract	$–	$(3,172,566)	$–	$(3,172,566)
Total Other Investments	$–	$(3,172,566)	$–	$(3,172,566)
Total	$127,333,428	$(3,172,566)	$–	$124,160,862

*	Foreign currency forward contract is valued at unrealized appreciation/(depreciation)

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of June 30, 2025, $1,863,614,288 was fair valued utilizing NAV as a practical expedient.